Lehman Brothers Income Funds(R)
Supplement to the Prospectus dated February 28, 2007
--------------------------------------------------------------------------------
RESERVE CLASS

Conversion of Lehman Brothers National Municipal Money Fund and Lehman Brothers Tax-Free Money Fund to a Master-Feeder Structure

ON JUNE 21, 2007 THE TRUST'S BOARD OF TRUSTEES APPROVED THE CONVERSION OF LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND (EACH, A "FUND") TO A "MASTER-FEEDER" STRUCTURE EFFECTIVE SEPTEMBER 11, 2007. UNDER THE MASTER-FEEDER STRUCTURE, RATHER THAN INVESTING DIRECTLY IN SECURITIES, EACH FUND WOULD BE A "FEEDER FUND," MEANING THAT IT WOULD INVEST IN A CORRESPONDING "MASTER SERIES." THE MASTER SERIES IN TURN INVESTS IN SECURITIES, USING THE STRATEGIES DESCRIBED IN THE FUNDS' PROSPECTUS.

FOLLOWING THE CONVERSION, NEUBERGER BERMAN MANAGEMENT INC. WILL CONTINUE TO SERVE AS EACH FUND'S INVESTMENT MANAGER AND THE INVESTMENT MANAGEMENT FEE WILL REMAIN THE SAME. EACH FUND WILL CONTINUE TO BE MANAGED BY THE SAME PORTFOLIO MANAGERS ACCORDING TO THE SAME INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES CURRENTLY IN PLACE FOR THE FUND.

THE FOLLOWING WILL BE ADDED TO THE END OF THE BULLETED LIST ON THE "CONTENTS" PAGE OF THE PROSPECTUS:

         These Funds:

         o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Fund invests in a "master series"; see "Fund Structure" for information on how it works

THE FOLLOWING FOOTNOTE WILL BE ADDED TO THE "YEAR-BY YEAR % RETURNS" AND "AVERAGE ANNUAL TOTAL % RETURNS" ON PAGES 3 AND 9 OF THE PROSPECTUS:

         * For the period from the Fund's inception through 9/10/2007, the Fund was organized in a single-tier multiple class structure with one class, the Reserve Class. As of 9/11/2007, the Fund is organized as a feeder fund in a master-feeder structure, with one class, the Reserve Class. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed or waived certain expenses during the periods shown.

THE FOLLOWING WILL REPLACE THE "INVESTOR EXPENSES" SECTION ON PAGE 4 OF THE
PROSPECTUS:

         The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

LEHMAN BROTHERS ASSET MANAGEMENT

         FEE TABLE
         -----------------------------------------------------------------------
         SHAREHOLDER FEES                                             None

         ANNUAL OPERATING EXPENSES
         (% OF AVERAGE NET ASSETS)

         These are deducted from fund assets,
         so you pay them indirectly.

         Management fees*                                             0.33
         Distribution (12b-1) fees                                    None
         Other expenses                                               0.21

         -----------------------------------------------------------------------
         Total annual operating expenses**                            0.54
         Minus: Management Fee Reimbursement or Waiver                0.17
         Net Expenses***                                              0.37
         -----------------------------------------------------------------------
           * "Management fees" includes investment management and administration fees.
          ** Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse or waive certain expenses of the fund, so that the total annual operating expenses of the fund are initially limited to 0.17% of average net assets. NBMI expects that, after this initial period, it may voluntarily reimburse or waive certain expenses of the fund, so that total annual operating expenses of the fund are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment with notice to the fund. The figures in the table are based on last year's expenses except as noted in footnote ***.
         *** The fee table has been restated to reflect that, effective for the Fund on 9/11/2007, NBMI has contractually undertaken to forgo current payment of fees and/or reimburse the master series in which the Fund invests so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2010. The master series has agreed that it will repay NBMI for fees and expenses foregone or reimbursed provided that repayment does not cause the master series' investment management fee to exceed 0.08% of its average daily net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

         EXPENSE EXAMPLE

         The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

         --------------------------------------------------------------------

                              1 Year      3 Years      5 Years     10 Years

         --------------------------------------------------------------------

            Expenses         $38         $119         $248         $625
         --------------------------------------------------------------------

THE FOLLOWING WILL REPLACE THE FIRST PARAGRAPH THAT APPEARS AFTER THE "FINANCIAL HIGHLIGHTS" TABLE ON PAGE 6 OF THE PROSPECTUS:

         As of 9/11/2007, the Fund will be organized as a feeder fund in a master-feeder structure. All of the above figures have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).


THE FOLLOWING WILL REPLACE THE "INVESTOR EXPENSES" SECTION ON PAGE 10 OF THE
PROSPECTUS:

         The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

         FEE TABLE
         -----------------------------------------------------------------------
         SHAREHOLDER FEES                                              None

         ANNUAL OPERATING EXPENSES
         (% OF AVERAGE NET ASSETS)

         These are deducted from fund assets,
         so you pay them indirectly

         Management fees*                                              0.32
         Distribution (12b-1) fees                                     None
         Other expenses                                                0.06

         -----------------------------------------------------------------------
         Total annual operating expenses**                             0.38
         Minus: Management Fee Reimbursement or Waiver                 0.16
         Net Expenses***                                               0.22
         -----------------------------------------------------------------------
           * "Management fees" includes investment management and administration fees.

          ** Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse or waive certain expenses of the fund, so that the total annual operating expenses of the fund are initially limited to 0.20% of average net assets. NBMI expects that, in the future, it may voluntarily reimburse or waive certain expenses of the fund, so that total annual operating expenses of the fund are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment with notice to the fund. The figures in the table are based on last year's expenses except as noted in footnote ***.

         *** The fee table has been restated to reflect that, effective for the Fund on 9/11/2007, NBMI has contractually undertaken to forgo current payment of fees and/or reimburse the master series in which the Fund invests so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2010. The master series has agreed that it will repay NBMI for fees and expenses foregone or reimbursed provided that repayment does not cause the master series' investment management fee to exceed 0.08% of its average daily net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

         EXPENSE EXAMPLE
         The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

            --------------------------------------------------------------
                               1 Year     3 Years     5 Years    10 Years
            --------------------------------------------------------------
               Expenses        $23        $71         $162       $431
            --------------------------------------------------------------

THE FOLLOWING WILL REPLACE THE FIRST PARAGRAPH THAT APPEARS AFTER THE "FINANCIAL HIGHLIGHTS" TABLE ON PAGE 12 OF THE PROSPECTUS:

         As of 9/11/2007, the Fund will be organized as a feeder fund in a master-feeder structure. All of the above figures have been audited by Tait, Weller & Baker LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

THE FOLLOWING WILL REPLACE THE "FUND STRUCTURE" SECTION ON PAGE 20 OF THE
PROSPECTUS:

         Each Fund uses a "master-feeder" structure. Rather than investing directly in securities, each Fund is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Fund" to mean each feeder fund and the master series in which it invests.

         For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

         Each Fund also uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Reserve Class shares of the Funds.

THE DATE OF THIS SUPPLEMENT IS SEPTEMBER 11, 2007.

LEHMAN BROTHERS INCOME FUNDS(R)
Supplement to the Prospectus dated February 28, 2007
------------------------------------------------------------------------------
RESERVE CLASS

LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND
LEHMAN BROTHERS TAX-FREE MONEY FUND



CHANGE TO THE PORTFOLIO HOLDINGS POLICY



THE FOLLOWING WILL REPLACE THE "PORTFOLIO HOLDINGS POLICY" SECTION ON PAGE 16 OF THE PROSPECTUS:


A description of the Funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information. The complete portfolio holdings for each Fund are available at https://www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html.
Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Fund's complete portfolio holdings will remain available at www.lehmanam.com until the subsequent period's holdings have been posted. Complete holdings for all Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


THE DATE OF THIS SUPPLEMENT IS AUGUST 23, 2007.









LEHMAN BROTHERS ASSET MANAGEMENT

NEUBERGER BERMAN INCOME FUNDS(R)
Supplement to the Prospectuses dated February 28, 2007
--------------------------------------------------------------------------------
INVESTOR CLASS, INSTITUTIONAL CLASS, RESERVE CLASS, TRUST CLASS


TRUST NAME CHANGE
-----------------

The Board of Trustees of Neuberger Berman Income Funds (the "Trust") recently approved changing the name of the Trust to "Lehman Brothers Income Funds." Effective June 1, 2007, all references to the Trust in the prospectuses are deleted and replaced with "Lehman Brothers Income Funds".



Lehman Brothers National Municipal Money Fund
Lehman Brothers Tax-Free Money Fund

DIVIDEND DECLARATIONS BASED ON ESTIMATED DAILY NET INCOME
---------------------------------------------------------

AS OF JUNE 1, 2007, LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND AND LEHMAN BROTHERS TAX-FREE MONEY FUND WILL BEGIN DECLARING DIVIDENDS AT APPROXIMATELY 4:00 P.M., EASTERN TIME, BASED ON ESTIMATED DAILY NET INCOME. AS A RESULT, THE FOLLOWING WILL REPLACE THE FIRST PARAGRAPH UNDER "DISTRIBUTIONS AND TAXES" ON PAGE 20 OF THE PROSPECTUS:

DISTRIBUTIONS. - Each Fund pays out to shareholders net investment income and net realized capital gains, if any. Ordinarily, each Fund declares income dividends (which may include the excess of net short-term capital gain over net long-term capital loss ("short-term gain"), if any) at approximately 4:00 p.m., Eastern time, on each business day and pays them monthly. The Funds do not anticipate making any distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss).

Each Fund's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.


THE DATE OF THIS SUPPLEMENT IS JUNE 1, 2007.



LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND
LEHMAN BROTHERS TAX-FREE MONEY FUND

RESERVE CLASS SHARES

Prospectus February 28, 2007

[LOGO] LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


CONTENTS


RESERVE CLASS SHARES

Lehman Brothers National Municipal Money Fund ................ 1

Lehman Brothers Tax-Free Money Fund........................... 7

YOUR INVESTMENT

Eligible Accounts............................................ 13

Maintaining Your Account..................................... 13

Market Timing Policy......................................... 16

Portfolio Holdings Policy.................................... 16

Buying Shares................................................ 17

Selling Shares............................................... 18

Share Prices................................................. 19

Distributions and Taxes...................................... 20

Fund Structure............................................... 20


THESE FUNDS:

o  require a minimum initial investment of $1 million

o  are designed for investors seeking capital preservation, liquidity and income

o  are designed for investors seeking income exempt from federal income tax

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o  are also money market sweep funds for certain eligible accounts

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

--------------------------------------------------------------------------------
              (C)2007 Lehman Brothers Asset Management LLC. All rights reserved.

--------------------------------------------------------------------------------
Lehman Brothers National Municipal Money Fund               Ticker Symbol: LBMXX
--------------------------------------------------------------------------------
(FORMERLY, NATIONAL MUNICIPAL MONEY FUND)

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax, but may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The Portfolio Managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Fund's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.


The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE, SINCE ITS INCEPTION AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR
--------------------------------------------------------------------------------
                           [BAR CHART GRAPHIC OMITTED]



   1997   1998   1999  2000   2001   2002   2003  2004   2005   2006
   ----   ----   ----  ----   ----   ----   ----  ----   ----   ----
                                                                3.39

--------------------------------------------------------------------------------
 BEST QUARTER: Q4 '06, 0.89%
 WORST QUARTER: Q1 '06, 0.73%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/06
--------------------------------------------------------------------------------

                                      SINCE INCEPTION
                                    1 YEAR  (12/19/2005)
--------------------------------------------------------------------------------

National Municipal
Money Fund                            3.39       3.41
--------------------------------------------------------------------------------

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE
------------------------------------------------
  SHAREHOLDER FEES                         None

  ANNUAL OPERATING EXPENSES
  (% OF AVERAGE NET ASSETS)

  These are deducted from fund assets,
  so you pay them indirectly.

      Management fees*                     0.33

      Distribution (12b-1) fees            None

      Other expenses                       0.21
  ----------------------------------------------
      Total annual operating expenses**    0.54
-------------------------------------------------

 * "Management fees" includes investment management and administration fees.

** Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse or waive certain expenses of the fund, so that the total annual operating expenses of the fund are initially limited to 0.17% of average net assets. NBMI expects that, after this initial period, it may voluntarily reimburse or waive certain expenses of the fund, so that total annual operating expenses of the fund are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment with notice to the fund. The figures in the table are based on last year's expenses.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
  ---------------------------------------------------------------
  Expenses                 $55       $173       $302       $677

--------------------------------------------------------------------------------

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are, respectively, indirect and direct wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the period ended 10/31/2006, the management/administration fees paid to the Manager by the Fund were 0.00% of average net assets.

PORTFOLIO MANAGERS

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


YEAR ENDED OCTOBER 31,                                                                    2006(1)
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                                  1.0000

PLUS:                       Income from investment operations

                            Net investment income                                         0.0287

                            Net gains/losses -- realized                                  0.0001

                            Subtotal: income from investment operations                   0.0288

MINUS:                      Distributions to shareholders

                            Income dividends                                             (0.0287)

                            Capital gain distributions                                        --

                            Subtotal: distributions to shareholders                      (0.0287)

EQUALS:                     Share price (NAV) at end of period                            1.0001

RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                      0.16(2)

GROSS EXPENSES(3)                                                                           0.53(2)

EXPENSES(4)                                                                                 0.17(2)

NET INVESTMENT INCOME -- ACTUAL                                                             3.28(2)


OTHER DATA
--------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                         2.90(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                      170.50

   All of the above figures have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1)Period from 12/19/2005 (beginning of operations) to 10/31/2006.

(2)Annualized.

(3)Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)Shows what this ratio would have been if there had been no expense offset arrangements.

(5)Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)Not annualized.

--------------------------------------------------------------------------------
 LEHMAN BROTHERS TAX-FREE MONEY FUND                       TICKER SYMBOL: LBTXX
--------------------------------------------------------------------------------
(FORMERLY, TAX-FREE MONEY FUND)

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Fund also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund seeks to maintain a stable $1.00 share price. The Fund's dividends are generally exempt from federal income tax but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The Portfolio Managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Fund's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Fund may invest in taxable securities, the interest income on which is subject to local, state and federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Fund's performance depends on credit quality and interest rates. Because the Fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Fund's yields typically will fall as well. Over time, the Fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Fund's performance. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Fund invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Fund is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE, SINCE ITS INCEPTION AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE FUND AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR

                          [BAR CHART GRAPHIC OMITTED]


   1997   1998   1999  2000   2001   2002   2003  2004   2005   2006
   -----------------------------------------------------------------
                                                                3.33

--------------------------------------------------------------------------------
 BEST QUARTER: Q4 '06, 0.87%
 WORST QUARTER: Q1 '06, 0.73%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/06
--------------------------------------------------------------------------------

                                             SINCE INCEPTION
                                   1 YEAR      (12/19/2005)
--------------------------------------------------------------------------------
    Tax-Free Money Fund             3.33           3.34
--------------------------------------------------------------------------------

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CONTACT YOUR LEHMAN BROTHERS REPRESENTATIVE OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE FUND'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

--------------------------------------------------------------------------------
        SHAREHOLDER FEES                                        None

        ANNUAL OPERATING EXPENSES
        (% OF AVERAGE NET ASSETS)

        These are deducted from fund assets,
        so you pay them indirectly

            Management fees*                                    0.32

            Distribution (12b-1) fees                           None

            Other expenses                                      0.06
        ------------------------------------------------------------------------
            Total annual operating expenses**                   0.38
--------------------------------------------------------------------------------

 * "Management fees" includes investment management and administration fees.

** Neuberger Berman Management Inc. (NBMI) has voluntarily agreed to reimburse or waive certain expenses of the fund, so that the total annual operating expenses of the fund are initially limited to 0.20% of average net assets. NBMI expects that, in the future, it may voluntarily reimburse or waive certain expenses of the fund, so that total annual operating expenses of the fund are limited to 0.23% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. NBMI may, at its sole discretion, modify or terminate this voluntary commitment with notice to the fund. The figures in the table are based on last year's expenses.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                             1 YEAR     3 YEARS      5 YEARS     10 YEARS
           --------------------------------------------------------------
           Expenses           $39         $122         $213         $480

--------------------------------------------------------------------------------

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. The Manager and Lehman Brothers Asset Management LLC are, respectively, indirect and direct wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the period ended 10/31/2006, the management/administration fees paid to the Manager by the Fund were 0.13% of average net assets.

PORTFOLIO MANAGERS

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

--------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

YEAR ENDED OCTOBER 31,                                                                    2006(1)
--------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                                  1.0000

PLUS:                       Income from investment operations

                            Net investment income                                         0.0282

                            Net gains/losses - realized                                   0.0000

                            Subtotal: income from investment operations                   0.0282

MINUS:                      Distributions to shareholders

                            Income dividends                                              0.0282

                            Capital gain distributions                                        --

                            Subtotal: distributions to shareholders                       0.0282

EQUALS:                     Share price (NAV) at end of period                            1.0000

RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------------------------------

The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                      0.17(2)

GROSS EXPENSES(3)                                                                           0.36(2)

EXPENSES(4)                                                                                 0.19(2)

NET INVESTMENT INCOME -- ACTUAL                                                             3.30(2)


OTHER DATA
--------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                         2.86(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                     1,165.1
--------------------------------------------------------------------------------------------------------------------------

   All of the above figures have been audited by Tait, Weller & Baker LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1)Period from 12/19/2005 (beginning of operations) to 10/31/2006.

(2)Annualized.

(3)Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)Shows what this ratio would have been if there had been no expense offset arrangements.

(5)Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)Not annualized.

--------------------------------------------------------------------------------
 YOUR INVESTMENT
--------------------------------------------------------------------------------

ELIGIBLE ACCOUNTS

The Funds offer their Reserve Class shares for purchase by investors directly and through investment providers. Reserve Class shares are also available as cash sweep vehicles for certain institutional investors. The Reserve Class has a minimum initial investment of $1 million.

The Reserve Class shares of each of the Funds described in this prospectus are also available to other accounts managed by Lehman Brothers or its affiliates and other investment providers.

The fees and policies outlined in this prospectus are set by each of the Funds described in this prospectus and by Neuberger Berman Management Inc. (NBMI). However, most of the information you will need for managing your investment will come from Lehman Brothers, Neuberger Berman or from your investment provider. This includes information on how to buy and sell Reserve Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The Funds offer their Reserve Class shares as cash sweep vehicles for investment advisory, brokerage and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars.

The Funds are designed so that free credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances in an eligible account are automatically invested in Fund shares on a daily basis. These amounts include proceeds of securities sold in your account.

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES. Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or through an investment provider. Whenever you make an initial investment in one of the Funds or add to an existing account, you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through Lehman Brothers or through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received your payment for the shares. NBMI will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). Fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. Normally, for the Funds, dividends are first earned or accrued the day your purchase order is accepted.

WHEN YOU SELL SHARES. If you bought your shares directly, instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Funds' transfer agent receives your order to sell. Fund investors whose order to sell shares is accepted before 3:00 p.m. will not receive dividends on the day of the sale.

--------------------------------------------------------------------------------

In some cases, when you purchase shares directly or from an investment provider, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If your account falls below the minimum initial investment level of $1 million, the Funds have the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a Fund's shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.

STATEMENTS AND CONFIRMATIONS. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES. You can move money from one fund to the same class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o  both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved


The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

PROCEEDS FROM THE SALE OF SHARES. The proceeds from the shares you sell are generally sent the same business day your sell order is executed, and nearly always within seven business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

The Funds do not issue certificates for shares.

OTHER POLICIES. Under certain circumstances, the Funds reserve the right to:

o  suspend the offering of shares

o  reject any exchange or purchase order

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o  change, suspend, or revoke the exchange privilege

o  suspend the telephone order privilege

o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (Exchange) is restricted, or as otherwise permitted by the SEC

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

--------------------------------------------------------------------------------

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, bond market or Federal Reserve Wire System (Federal Reserve) closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o postpone payments for redemption requests received after 3:00 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o  take orders to purchase or sell Fund shares when the Exchange is closed.

MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT, EXCHANGE PRIVILEGES OR INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

INVESTMENT PROVIDERS

THE RESERVE CLASS SHARES OF THE FUNDS AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NBMI. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF EITHER FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE FUND TO THE SAME CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON YOUR BEHALF OR AS YOUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

MARKET TIMING POLICY

IN LIGHT OF THE NATURE AND HIGH QUALITY OF THE FUNDS' INVESTMENTS AND THEIR INVESTMENT STRATEGY TO MAINTAIN A STABLE SHARE PRICE, THE MARKET-TIMING POLICIES ADOPTED BY THE FUNDS' TRUSTEES THAT ARE APPLICABLE TO OTHER FUNDS IN THE FUND FAMILY ARE GENERALLY NOT APPLICABLE WITH RESPECT TO FREQUENT PURCHASES, EXCHANGES AND REDEMPTIONS OF THE FUNDS' SHARES ("MARKET-TIMING ACTIVITIES"). IT IS EXPECTED THAT THE FUNDS WILL BE USED BY SHAREHOLDERS FOR SHORT-TERM INVESTING AND BY CERTAIN SELECTED ACCOUNTS UTILIZING THE FUNDS AS A CASH SWEEP VEHICLE. HOWEVER, FREQUENT PURCHASES, EXCHANGES AND REDEMPTIONS OF FUND SHARES CAN INTERFERE WITH FUND MANAGEMENT AND AFFECT COSTS AND PERFORMANCE FOR OTHER SHAREHOLDERS. THEREFORE, UNDER CERTAIN CIRCUMSTANCES, THE FUNDS RESERVE THE RIGHT TO REJECT ANY EXCHANGE OR PURCHASE ORDER; CHANGE, SUSPEND OR REVOKE THE EXCHANGE PRIVILEGE OR SUSPEND THE TELEPHONE ORDER PRIVILEGE IN ORDER TO COMBAT SUCH ACTIVITIES.

PORTFOLIO HOLDINGS POLICY

A DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' PORTFOLIO SECURITIES IS AVAILABLE IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.

BUYING SHARES

METHOD              THINGS TO KNOW                                        INSTRUCTIONS
-------------------------------------------------------------------------------------------------------------------
WIRING MONEY        A wire for a first investment must be for at          Before wiring any money, call
                    least $1 million; if your balance should fall         888-556-9030 for an order confirmation
                    below this amount, we reserve the right to
                    request that you bring your balance back              Have your financial institution send your
                    up to the minimum. If you have not done               wire to State Street Bank and Trust
                    so within 60 days, we may close your                  Company
                    account and send you the proceeds by
                    wire.                                                 Include your name, the fund name, your
                                                                          account number and other information
                                                                          as requested
-------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM     An exchange for a first investment must               Call 888-556-9030 to place your order
ANOTHER FUND        be for at least $1 million

                    Both accounts involved must be registered in the same name, address and tax ID number

                    An exchange order cannot be cancelled or
                    changed once it has been placed
-------------------------------------------------------------------------------------------------------------------
BY TELEPHONE        We do not accept phone orders for a first             Call 888-556-9030 to notify us of your
                    investment                                            purchase

                    Additional shares will be purchased upon              Immediately follow up with a wire
                    receipt of your money by our transfer
                    agent

                    Not available on retirement accounts

--------------------------------------------------------------------------------

SELLING SHARES

METHOD                    THINGS TO KNOW                                       INSTRUCTIONS
--------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER       We will wire the proceeds to the bank                Send us a letter requesting us to sell
                          account designated on your application               shares signed by all registered owners;
                                                                               include your name, account number, the
                          You may need a Medallion signature                   fund name, the dollar amount or number
                          guarantee                                            of shares you want to sell, and any other
                                                                               instructions
                          Please also supply us with your e-mail
                          address and daytime telephone number                 If regular first-class mail, send to:
                          when you write to us in the event we need
                          to reach you                                         Lehman Brothers Funds
                                                                               Boston Service Center
                                                                               P.O. Box 8403
                                                                               Boston, MA 02266-8403

                                                                               If express delivery, registered mail, or
                                                                               certified mail, send to:
                                                                               Lehman Brothers Funds
                                                                               c/o State Street Bank and Trust Company
                                                                               30 Dan Road
                                                                               Canton, MA 02021
--------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX          For amounts of up to $250,000                        Write a request to sell shares as described
                                                                               above Call 888-556-9030 to obtain the
                          Not available if you have changed the                appropriate fax number
                          address on the account in the past 15 days
--------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER     All phone orders to sell shares must be for          Call 888-556-9030 to place your order
                          at least $1,000 unless you are closing out           Give your name, account number, the
                          an account                                           fund name, the dollar amount or number
                                                                               of shares you want to sell, and any other
                          Not available if you have declined the               instructions
                          phone option

                          Not available if you have changed the
                          address on the account in the past 15 days
--------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO           Both accounts must be registered in the              Call 888-556-9030 to place your order
ANOTHER FUND              same name, address and tax ID number

                          An exchange order cannot be cancelled or changed once it has been placed

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SHARE PRICES

Because Reserve Class shares of these Funds do not have sales charges, the price you pay for each share of a Fund is the net asset value per share. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its investment management services.

The Funds are open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Funds may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.lehmanam.com

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. Each Fund calculates its share price as of 3:00 p.m. on business days. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day.

SHARE PRICE CALCULATIONS

THE PRICE OF RESERVE CLASS SHARES OF A FUND IS THE TOTAL VALUE OF THE FUND ASSETS ATTRIBUTABLE TO THE RESERVE CLASS SHARES MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF RESERVE CLASS SHARES OUTSTANDING. EACH FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH FUND USES A CONSTANT AMORTIZATION
METHOD.

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DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Fund pays out to shareholders net investment income and net realized capital gains, if any. Ordinarily, each Fund declares income dividends (which may include the excess of net short-term capital gain over net long-term capital loss ("short-term gain"), if any) daily and pays them monthly. The Funds do not anticipate making any distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss).

Unless you designate otherwise, your income dividends from a Fund will be reinvested in additional Reserve Class shares of that Fund. However, if you prefer you may receive all distributions in cash. Distributions taken in cash can be sent to you by wire to a designated bank account or invested in Reserve Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish these distributions to be reinvested in additional Reserve Class Fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED. The part of a Fund's income distributions that is designated as "exempt-interest dividends" (essentially, the part of its distributions equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions) will be excludable from its shareholders' gross income for those purposes. Accordingly, shares of the Funds are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Distributions of net income (other than exempt-interest dividends) and short-term gain are generally taxed as ordinary income. It is not expected that any of the Funds' distributions will be attributable to "qualified dividend income" (generally, dividends a Fund receives on stock of most U.S. and certain foreign corporations), which is subject to a 15% maximum federal income tax rate for individual shareholders.

Distributions other than exempt-interest dividends generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31.

Any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of a Fund's income dividends may be a tax preference item for purposes of the federal alternative minimum tax. A Fund may invest in securities or use techniques that produce taxable income.

HOW SHARE TRANSACTIONS ARE TAXED. Shareholders that sell shares of a Fund will not realize a taxable gain or loss as long as the Fund maintains a share price of $1.00.

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON TAXABLE FUND DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

FUND STRUCTURE

Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Reserve Class shares of the Funds.


                                      20

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NEUBERGER BERMAN INCOME FUNDS

RESERVE CLASS SHARES
o  No load, sales charges or 12b-1 fees

If you would like further details on these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Fund's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Fund's performance
o  Fund performance data and financial statements
o  portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Fund, including:
o  various types of securities and practices, and their risks
o  investment limitations and additional policies
o  information about each Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services: 888-556-9030
Web site: www.lehmanam.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO publicinfo@sec.gov OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT www.sec.gov.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.




SEC file number 811-3802
F0466 02/07 48036